Finance income and charges - Schedule of finance income and charges (Details) - USD ($) $ in Millions	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Finance Income And Charges [Line Items]
Interest income	$ 90	$ 106
Fair value gain on financial instruments	78	110
Total interest income	168	216
Interest charge on bonds, commercial paper, bank loans and overdrafts	(369)	(324)
Interest charge on finance leases	(14)	(10)
Other interest charges	(160)	(223)
Fair value loss on financial instruments	(78)	(113)
Total interest charges	(621)	(670)
Net interest charges	(453)	(454)
Net finance income in respect of post-employment plans in surplus	21	28
Monetary gain on hyperinflation in various economies (1)	21	32
Interest income in respect of direct and indirect tax	4	3
Change in financial liability (Level 3)	6	8
Total other finance income	52	71
Net finance charge in respect of post-employment plans in deficit	(4)	(10)
Interest charge in respect of direct and indirect tax	(22)	(17)
Unwinding of discounts	(8)	(11)
Other finance charges	(7)	(10)
Total other finance charges	(41)	(48)
Net other finance income	$ 11	$ 23